Document and Entity Information	May 31, 2017
Prospectus:
Document Type	497
Document Period End Date	May 31, 2017
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Feb. 01, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Sep. 28, 2017
MFS® Moderate Allocation Fund | A
Prospectus:
Trading Symbol	MAMAX
MFS® Moderate Allocation Fund | R4
Prospectus:
Trading Symbol	MAMJX
MFS® Moderate Allocation Fund | 529A
Prospectus:
Trading Symbol	EAMDX
MFS® Moderate Allocation Fund | 529B
Prospectus:
Trading Symbol	EBMDX
MFS® Moderate Allocation Fund | 529C
Prospectus:
Trading Symbol	ECMAX
MFS® Moderate Allocation Fund | B
Prospectus:
Trading Symbol	MMABX
MFS® Moderate Allocation Fund | C
Prospectus:
Trading Symbol	MMACX
MFS® Moderate Allocation Fund | I
Prospectus:
Trading Symbol	MMAIX
MFS® Moderate Allocation Fund | R1
Prospectus:
Trading Symbol	MAMFX
MFS® Moderate Allocation Fund | R2
Prospectus:
Trading Symbol	MARRX
MFS® Moderate Allocation Fund | R3
Prospectus:
Trading Symbol	MAMHX